NOTE 18. AMOUNTS DUE TO RELATED COMPANIES	12 Months Ended
Dec. 31, 2021
Note 18. Amounts Due To Related Companies
NOTE 18. AMOUNTS DUE TO RELATED COMPANIES

NOTE 18. AMOUNTS DUE TO RELATED COMPANIES

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Current portion	247,406	237,674
	247,406	237,674

As at December 31, 2021 and 2020, the non-trade amounts due to related companies are unsecured, non-interest bearing and repayable on demand.